Newbuildings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 0
Additions	355,700
Ending Balance	355,700	$ 0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance	0	122,572
Additions	0	169,003
Capitalized interest	0	3,292
Transfer to vessel/ net investment in direct financing lease	0	(294,867)
Ending Balance	$ 0	$ 0